Earnings / (Loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Earnings / (Loss) per Share [Abstract]
Net income / (loss)	$ 35,894	$ (3,967)
Less: Dividends to non-vested participating securities	(180)	(66)
Less: Undistributed earnings to non-vested participating securities	(573)	0
Net income / (loss) attributable to common shareholders, basic	35,141	(4,033)
Undistributed earnings to non-vested participating securities	573	0
Undistributed earnings reallocated to non-vested participating securities	(585)	0
Net income / (loss) attributable to common shareholders, diluted	$ 35,129	$ (4,033)
Weighted average number of common shares outstanding, basic (in shares)	21,019,838	20,255,507
Weighted average number of common shares outstanding, diluted (in shares)	21,019,838	20,255,507
Earnings / (loss) per share attributable to common shareholders, basic (in dollars per share)	$ 1.67	$ (0.2)
Earnings / (loss) per share attributable to common shareholders, diluted (in dollars per share)	$ 1.67	$ (0.2)
Non-vested participating shares (in shares)	560,250	441,801